LIABILITY TO ISSUE COMMON STOCK (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Number of common stock issued, shares		300,000	52,500,000	52,500,000
Number of common stock issued, value	$ 275,500	$ 10,200	$ 252,750	$ 435,250
Stock issued price per share		$ 0.034		$ 0.034
Gain on cancellation of liability to issue common shares		$ 41,250		$ 41,250
Consultant [Member]
Cancelled shares		375,000
Cancelled value		$ 46,306